EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-18	16-Apr-18	15-May-18
To	30-Apr-18	15-May-18
Days	29

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase—MPR < 35%	$0.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$10,092,167.18
Series Nominal Liquidation Amount	1,553,302,167.18

Required Participation Amount	$1,553,302,167.18
Excess Receivables	$134,263,607.69

Total Collateral	1,687,565,774.88

Collateral as Percent of Notes	135.01%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,420,735,660.76
Total Principal Collections	($1,977,554,259.06)
Investment in New Receivables	$1,937,526,133.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($44,953,191.66)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,160,698.12)
Less Servicing Adjustment	($2,526,005.33)

Ending Balance	$5,569,067,640.03

SAP for Next Period	30.30%

Average Receivable Balance	$5,605,525,493.68
Monthly Payment Rate	35.28%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$19,388,356.28
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,388,356.28

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	89.92%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	29
LIBOR	1.896880%
Applicable Margin	0.320000%
	2.216880%

	Actual	Per $1000
Interest	2,232,275.00	1.79
Principal	—	—

		1.79
Total Due Investors	2,232,275.00
Servicing Fee	1,286,008.33

Excess Cash Flow	1,764,654.58

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.56%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		35.01%